Schedules of Investments ─ IQ Short Duration Enhanced Core Bond U.S. ETF

January 31, 2020 (unaudited)

	Shares	Value
Investment Companies — 99.7%

Floating Rate - Investment Grade Funds — 21.1%
iShares Floating Rate Bond ETF	15,848	$809,357
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	9,117	280,895
Total Floating Rate - Investment Grade Funds		1,090,252

High Yield Corporate Bond Funds — 15.2%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	8,709	403,923
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	14,244	382,594
Total High Yield Corporate Bond Funds		786,517

Investment Grade Corporate Bond Fund — 4.5%
iShares 0-5 Year Investment Grade Corporate Bond ETF	4,492	231,114

Short Maturity Investment Grade Corp Bond Fund — 58.9%
Vanguard Short-Term Corporate Bond ETF	37,213	3,042,907

Total Investment Companies (Cost $5,120,895)		5,150,790
Short-Term Investments — 8.1%
Money Market Funds — 8.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(b)(c)	405,365	405,365
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(b)	15,304	15,304
Total Short-Term Investments (Cost $420,669)		420,669
Total Investments — 107.8% (Cost $5,541,564)		5,571,459
Other Assets and Liabilities, Net — (7.8)%		(406,213)
Net Assets — 100.0%		$5,165,246

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $395,807; total market value of collateral held by the Fund was $405,365.

(b)	Reflects the 1-day yield at January 31, 2020.

(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Short Duration Enhanced Core Bond U.S. ETF (continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Investment Companies	$5,150,790	$–	$–	$5,150,790
Short-Term Investments:
Money Market Funds	420,669	–	–	420,669
Total Investments in Securities	$5,571,459	$–	$–	$5,571,459

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.